BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED OCTOBER 10, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017, AS SUPPLEMENTED

BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO

Effective immediately, George O. Sertl, Jr. no longer serves as a Portfolio Manager of the Brighthouse/Artisan Mid Cap Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. Effective immediately, Thomas A. Reynolds IV serves as a Portfolio Manager of the Portfolio. Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that George O. Sertl, Jr. no longer serves as a Portfolio Manager of the Portfolio and that Thomas A. Reynolds IV is now a Portfolio Manager of the Portfolio. As of August 31, 2017, Thomas A. Reynolds IV beneficially owned no equity securities of the Portfolio. Effective immediately, the Other Accounts Managed table in Appendix C with respect to the Portfolio and Brighthouse/Artisan International Portfolio is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James C. Kieffer,	Registered Investment Companies	3	6,000,000,000	0	N/A

Brighthouse/Artisan Mid Cap Value Portfolio	Other Pooled Investment Vehicles	1	$3,500,000	0	N/A

	Other Accounts	11	$1,500,000,000	0	N/A

Thomas A. Reynolds IV,	Registered Investment Companies[1]	2	$2,400,000,000	0	N/A

Brighthouse/Artisan Mid Cap Value Portfolio	Other Pooled Investment Vehicles[1]	1	$2,000,000	0	N/A

	Other Accounts[1]	10	$1,400,000,000	0	N/A

Daniel L. Kane,	Registered Investment Companies	3	$6,000,000,000	0	N/A

Brighthouse/Artisan Mid Cap Value Portfolio	Other Pooled Investment Vehicles	1	$3,500,000	0	N/A

	Other Accounts	11	$1,500,000,000	0	N/A

Mark L. Yockey, CFA,	Registered Investment Companies	8	$14,400,000,000	0	N/A

Brighthouse/Artisan International Portfolio	Other Pooled Investment Vehicles	5	$1,100,000,000	0	N/A

	Other Accounts	42	$9,000,000,000	2	461,300,000

Charles-Henri Hamker,	Registered Investment Companies	8	$14,400,000,000	0	N/A

Brighthouse/Artisan International Portfolio	Other Pooled Investment Vehicles	5	$1,100,000,000	0	N/A

	Other Accounts	42	$9,000,000,000	2	461,300,000

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Andrew J. Euretig,	Registered Investment Companies	6	$13,800,00,000	0	N/A

Brighthouse/Artisan International Portfolio	Other Pooled Investment Vehicles	4	$1,000,000,000	0	N/A

	Other Accounts	39	$8,800,000,000	2	$461,300,000

[1]	Other Accounts Managed information is presented as if Mr. Reynolds had been appointed portfolio manager as of August 31, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE